United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on August 11, 2006

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$218,196,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

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FORM 13F INFORMATION TABLE

                     TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
BP Amoco PLC           com   055622104          235    3,379 SH          sole                  3,379       0       0
General Electric Co.   com    369604103         299    9,100 SH          sole                  9,100       0       0
Pepsico Inc            com    713448108         432    7,200 SH          sole                  7,200       0       0
Exxon Mobil Corp       com   30231g102        1,208   19,695 SH          sole                 19,695       0       0
Abbott Laboratories    com   002824100        1,790   41,055 SH          sole                 41,055       0       0
Wyeth                  com    983024100       2,385   53,707 SH          sole                 53,707       0       0
Fairfax Financial      com    303901102       3,802   40,015 SH          sole                 40,015       0       0
Forest Laboratories I  com    345838106       3,915  101,195 SH          sole                101,195       0       0
American Int'l Group   com   026874107        3,925   66,480 SH          sole                 66,480       0       0
TJX Companies Inc      com    872540109       4,013  175,576 SH          sole                175,576       0       0
Corinthian Colleges I  com    218868107       4,119  286,885 SH          sole                286,885       0       0
Bristol Myers Squibb   com    110122108       4,183  161,760 SH          sole                161,760       0       0
American Express Co    com   025816109        4,396   82,616 SH          sole                 82,616       0       0
Apollo Group Inc       com   037604105        4,437   85,890 SH          sole                 85,890       0       0
Freddie Mac            com    313400301       4,545   79,731 SH          sole                 79,731       0       0
MBIA Inc               com   55262c100        4,742   81,006 SH          sole                 81,006       0       0
Mercury General Corp   com    589400100       5,162   91,585 SH          sole                 91,585       0       0
Home Depot Inc         com    437076102       5,895  164,731 SH          sole                164,731       0       0
Tyco Intl Ltd          com    902124106       5,987  217,737 SH          sole                217,737       0       0
Time Warner Inc        com    887317105       5,994  346,521 SH          sole                346,521       0       0
Coca-Cola Co.          com    191216100       6,208  144,327 SH          sole                144,327       0       0
Merck & Company        com    589331107       6,382  175,210 SH          sole                175,210       0       0
Marsh & McLennan Co.   com    571748102       6,897  256,517 SH          sole                256,517       0       0
Allstate Corp          com   020002101        6,969  127,338 SH          sole                127,338       0       0
Career Education Corp  com    141665109       7,521  251,650 SH          sole                251,650       0       0
FNMA                   com    313586109       7,622  158,467 SH          sole                158,467       0       0
CA Inc.                com   12673p105        7,970  387,855 SH          sole                387,855       0       0
Microsoft Corp         com    594918104       8,460  363,129 SH          sole                363,129       0       0
Sysco Corp.            com    871829107       8,492  277,886 SH          sole                277,886       0       0
Berkshire Hathaway     com   084670207        8,584    2,821 SH          sole                  2,821       0       0
Cendant Corp           com    151313103       8,899  546,300 SH          sole                546,300       0       0
Intel Corp             com    458140100       8,948  470,948 SH          sole                470,948       0       0
Johnson & Johnson      com    478160104       9,382  156,587 SH          sole                156,587       0       0
Wal-Mart Stores        com    931142103       9,466  196,530 SH          sole                196,530       0       0
Comcast Corp           com   20030n200        9,965  304,005 SH          sole                304,005       0       0
Pfizer, Inc.           com    717081103      12,221  520,732 SH          sole                520,732       0       0
Anheuser-Busch Cos In  com   035229103       12,746  279,587 SH          sole                279,587       0       0
